Loans, borrowings, cash and cash equivalents and financial investments - Cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Loans and borrowings
Cash and cash equivalents	$ 4,328	$ 4,262	$ 3,591	$ 3,974
R$
Loans and borrowings
Cash and cash equivalents	1,790
US$
Loans and borrowings
Cash and cash equivalents	2,395
Other currencies
Loans and borrowings
Cash and cash equivalents	$ 143